Business Segments (Details) - Schedule of revenues and cost of goods sold from operation - Business segments [Member] - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 2,300,075	$ 1,569,087
Cost of Sales	1,190,272	900,841
Fertilizer sales [Member]
Segment Reporting Information [Line Items]
Revenues	1,545,208	1,384,814
Cost of Sales	871,690	803,229
Logistic [Member]
Segment Reporting Information [Line Items]
Revenues	754,867	184,154
Cost of Sales	318,582	97,523
Others [Member]
Segment Reporting Information [Line Items]
Revenues		119
Cost of Sales		$ 89